Segment Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Two [Member]
Segment Information (Details) [Line Items]
Consolidated revenue	10.00%	10.00%	10.00%
Customer One [Member]
Segment Information (Details) [Line Items]
Consolidated revenue	10.00%	10.00%	10.00%